ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)		1 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2015 USD ($)	May 18, 2016 USD ($) shares	Sep. 30, 2016 USD ($) shares	Sep. 30, 2016 USD ($) shares
Stock Repurchased and Retired During Period, Value				$ 0
Operating Income (Loss)	$ (500)		$ (214,514)	(571,606)
Working Capital Deficit	49,500		412,501	412,501
Cash, FDIC Insured Amount			250,000	250,000
Research and Development Expense	$ 0		$ 45,174	$ 67,566
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares				130,000
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares			500,000
Creative Medical Technologies, Inc [Member]
Due to Related Parties		$ 25,000
Stock Issued During Period, Shares, New Issues | shares		97,000,000
Stockholders' Equity Note, Stock Split, Conversion Ratio		6.466666
Stock Repurchased and Retired During Period, Shares | shares		15,100,000
Stock Repurchased and Retired During Period, Value		$ 5,000
Erectile Dysfunction Technology [Member]
Research and Development Expense			$ 45,174	$ 67,566
LABIOMED [Member]
Research and Development Expense			$ 12,640